Equity - Additional Information (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Thousands													1 Months Ended	12 Months Ended
		Jan. 28, 2020	Apr. 16, 2018	Jan. 26, 2016	Jun. 08, 2015	Jan. 28, 2014	Nov. 05, 2013	Jan. 29, 2013	Oct. 12, 2012	Jun. 05, 2012	May 08, 2012	Sep. 23, 2011	Nov. 30, 2010	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 19, 2019	Jul. 18, 2017	Mar. 06, 2017	Mar. 03, 2017	Oct. 16, 2012
Disclosure Of Classes Of Share Capital [Line Items]
Par value of cumulative dividends annual rate														₱ 10.00
Payments on redemption of preferred shares														₱ 2,000	₱ 11,000	₱ 8,000
Liability from redemption of preferred shares														7,849,000	7,851,000
Current portion of financial assets at fair value through other comprehensive income (Notes 6, 11 and 25)														₱ 168,000	2,757,000
Number of shares approved to buyback in share buyback program														5,000,000
Percentage of ownership interest approved to buyback in share buyback program														3.00%
Number of shares buyback pursuant to share buyback Program			15,000,000										2,720,000
Weighted average price per share pursuant to share buyback program													₱ 2,388
Total consideration pursuant to share buyback program													₱ 6,505,000
Distributions paid														₱ 16,785,000	15,630,000	₱ 13,902,000
Consolidated unappropriated retained earnings														25,652,000	18,063,000
Parent Company’s unappropriated retained earnings														32,081,000	35,183,000
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments														6,429,000	17,120,000
Perpetual notes facility agreement [Member] | Smart [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Perpetual notes issued																		₱ 4,700,000	₱ 1,100,000	₱ 1,590,000	₱ 2,610,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement March 2017 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction														35,000
Distributions paid														236,000	236,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement July 2017 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction																	₱ 5,000
Distributions paid														57,000	57,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement 2019 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction														35,000
Distributions paid														281,000	70,000
Accrued expenses and other current liabilities [member]
Disclosure Of Classes Of Share Capital [Line Items]
Liability from redemption of preferred shares														7,849,000	7,851,000
Current portion of financial assets at fair value through other comprehensive income (Notes 6, 11 and 25)														₱ 986,000	₱ 986,000
Series JJ 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Redemption and Retirement of Shares														870	0
Cumulative dividends annual rate		10.00%			10.00%		10.00%							10.00%	10.00%	10.00%
Number of shares authorized							50,000
Number of shares issued					870
Period required for redemption of shares after issuance														5 years
Series II 10% Percent Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate				10.00%
Funds set aside for redemption of shares				₱ 4
Holding period for redemption trust fund				10 years
Series KK 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate				10.00%										10.00%
Number of shares authorized				20,000
Conversion price equivalent percentage														10.00%
Par value														₱ 10.00
Period required for redemption of shares after issuance														5 years
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate														13.50%
Number of shares issued														300,000,000
Initial capitalization amount														₱ 3,000,000
Voting Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate									6.50%
Number of shares authorized										150,000,000				150,000,000	150,000,000
Number of shares issued														150,000,000	150,000,000
Par value										₱ 1.00
Minimum capital stock percentage required to own by citizens of Philippines										60.00%
Minimum percentage of number of board of directors to be citizens of Philippines										60.00%
Minimum percentage of funds to accrue to the benefit of citizens of the Philippines, or Qualified Owners										60.00%
Initial capitalization amount														₱ 150,000	₱ 150,000
Voting Preferred Stock [Member] | Beneficial Trust Fund Holdings Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																						150,000,000
Par value																						₱ 1.00
Initial capitalization amount																						₱ 150,000
Voting Preferred Stock [Member] | NTT Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner														12.00%
Voting Preferred Stock [Member] | First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner														15.00%
Voting Preferred Stock [Member] | JG Summit Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner														7.00%
Non-voting Serial Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized										807,500,000				388,000,000	388,000,000
Number of shares issued	[1]													300,000,000	300,000,000
Par value										₱ 10.00
Initial capitalization amount														₱ 360,000	₱ 360,000
Series A to FF 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate												10.00%
Funds set aside for redemption of shares												₱ 4,029,000
Amount of unclaimed dividends												4,143,000
Total funds for redemption of shares												₱ 8,172,000
Holding period for redemption trust fund												10 years
Series GG 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate											10.00%
Funds set aside for redemption of shares											₱ 236
Amount of unclaimed dividends											74
Total funds for redemption of shares											₱ 310
Holding period for redemption trust fund											10 years
Series of HH 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate						10.00%		10.00%
Funds set aside for redemption of shares						₱ 2		₱ 24
Amount of unclaimed dividends						1		6
Total funds for redemption of shares						₱ 3		₱ 30
Holding period for redemption trust fund						10 years		10 years

[1]	300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.